MONEY MARKET FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED JANUARY 22, 2020 TO THE PROSPECTUS DATED JULY 31, 2019, AS SUPPLEMENTED

This supplement supersedes the Prospectus supplement dated November 4, 2019.

1.

Northern Trust Investments, Inc. has agreed to extend its contractual agreement to reimburse a portion of the operating expenses of the U.S. Government Select Money Market Fund (the "Fund") so that the contractual limitation may not be terminated before January 22, 2021 without the approval of the Board of Trustees. All references to a termination date of July 31, 2020 in the footnotes to the Fund’s fee table in the section entitled "FUND SUMMARIES – U.S. Government Select Money Market Fund – Fees and Expenses of the Fund," are hereby deleted and replaced with a termination date of January 22, 2021.

2.

The second sentence of the first paragraph under the section entitled “FUND SUMMARIES – U.S. Government Select Money Market Fund – Principal Investment Strategies” on page 19 of the Prospectus is deleted and replaced with the following:

Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Fund will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

∎	U.S. Treasury bills;

∎	U.S. Treasury notes;

∎	U.S. Treasury STRIPS;

∎	securities issued by the Federal Home Loan Bank (FHLB);

∎	securities issued by the Federal Farm Credit Bank (FFCB); and

∎	securities issued by the Tennessee Valley Authority.

3.

The second and third paragraphs of the section entitled “Investment Objectives” in the “Additional Information on Investment Objectives, Principal Investment Strategies and Related Risks, Description of Securities and Common Investment Techniques” section of the Prospectus on page 41 are deleted and replaced with the following:

During extraordinary market conditions and interest rate environments, all or any portion of the assets of the Funds may be uninvested, or with respect to the Municipal Money Market Fund, invested in taxable instruments. Uninvested assets do not generate income. The Funds may not achieve their investment objectives during this time.

Under unusual circumstances, the U.S. Government Select Money Market Fund may invest less than 50% of its net assets in U.S. government securities that pay interest exempt from state income taxation. The Fund may also invest in repurchase agreements that are fully collateralized by cash or U.S. government securities and hold uninvested cash.

4.	The section entitled “FINANCIAL HIGHLIGHTS” beginning on page 54 of the Prospectus is deleted in its entirety and replaced with the following:

NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND A FUND’S FINANCIAL PERFORMANCE FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 AND THE PAST FIVE FISCAL YEARS.

Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund for a share held for the entire period (assuming reinvestment of all dividends and distributions). The information for the six-months ended September 30, 2019 has been derived from the Funds’ unaudited semi-annual financial statements included in the Funds’ semi-annual report dated September 30, 2019. The information for the fiscal year ended March 31, 2019 has been derived from financial statements that have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report. Copies of the semi-annual and annual report are available upon request and without charge.

NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	— (1)	— (1)	— (1)
Net realized and unrealized gains (losses)(2)	—	—	—	—	—	—
Net increase from payment by affiliate on affiliate transactions	—	—	—	— (3)	— (4)	—
Total from Investment Operations	0.01	0.02	0.01	—	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	— (5)	— (5)	— (5)
From net realized gains	—	—	—	— (6)	— (6)	—
Total Distributions Paid	(0.01)	(0.02)	(0.01)	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(7)	1.09%	2.05%	1.10%	0.42%	0.05%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$552,684	$608,370	$336,019	$164,606	$7,561,742	$8,844,593
Ratio to average net assets of:(8)
Expenses, net of reimbursements and credits(9)	0.35%	0.35%	0.29%	0.34%	0.26%	0.17%
Expenses, before reimbursements and credits	0.38%	0.38%	0.43%	0.37%	0.36%	0.39%
Net investment income, net of reimbursements and credits(9)	2.16%	2.05%	1.09%	0.22%	0.05%	0.01%
Net investment income (loss), before reimbursements and credits	2.13%	2.02%	0.95%	0.19%	(0.05)%	(0.21)%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)

The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $136,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)

The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $8,190,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

(5)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(6)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.

(7)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(8)	Annualized for periods less than one year.

(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.01	0.01	— (1)	— (1)	— (1)
Net realized and unrealized gains (losses)	—	—	—	0.01	— (2)	— (2)
Net increase from payment by affiliate on affiliate transactions	—	—	—	— (3)	—	—
Total from Investment Operations	0.01	0.01	0.01	0.01	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.01)	(0.01)	(0.01)	— (4)	— (4)
From net realized gains	—	—	—	— (5)	— (5)	— (5)
Total Distributions Paid	(0.01)	(0.01)	(0.01)	(0.01)	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(6)	0.62%	1.16%	0.79%	0.53%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$358,131	$468,126	$876,896	$203,856	$5,660,876	$6,273,372
Ratio to average net assets of:(7)
Expenses, net of reimbursements and credits(8)	0.35%	0.35%	0.22%	0.34%	0.09%	0.07%
Expenses, before reimbursements and credits	0.39%	0.37%	0.38%	0.37%	0.36%	0.39%
Net investment income, net of reimbursements and credits(8)	1.25%	1.14%	0.81%	0.11%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	1.21%	1.12%	0.65%	0.08%	(0.26)%	(0.31)%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)

The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $91,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(5)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.

(6)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(7)	Annualized for periods less than one year.

(8)	The impact on Net Assets due to any custody credits is less than 0.005%.

NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

U.S. GOVERNMENT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	— (1)	— (1)	— (1)
Net realized and unrealized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.01	0.02	0.01	—	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	— (3)	— (3)	— (3)
Total Distributions Paid	(0.01)	(0.02)	(0.01)	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	1.03%	1.79%	0.78%	0.12%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$14,711,446	$19,213,579	$15,995,919	$16,481,941	$3,359,761	$1,763,668
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.35%	0.35%	0.35%	0.35%	0.22%	0.09%
Expenses, before reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%	0.40%
Net investment income, net of reimbursements and credits(6)	2.05%	1.80%	0.77%	0.15%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	2.04%	1.79%	0.76%	0.14%	(0.13)%	(0.30)%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	— (1)	— (1)	— (1)
Net realized and unrealized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.01	0.02	0.01	—	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	— (3)	— (3)	— (3)
Total Distributions Paid	(0.01)	(0.02)	(0.01)	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	1.02%	1.79%	0.78%	0.15%	0.02%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,623,138	$3,791,180	$3,778,047	$3,281,067	$3,887,950	$3,359,681
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.35%	0.35%	0.35%	0.35%	0.20%	0.09%
Expenses, before reimbursements and credits	0.37%	0.37%	0.37%	0.36%	0.36%	0.39%
Net investment income, net of reimbursements and credits(6)	2.05%	1.78%	0.80%	0.14%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	2.03%	1.76%	0.78%	0.13%	(0.15)%	(0.29)%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northerntrust.com/funds	MM PRO SPT (1/20)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED JANUARY 22, 2020 TO THE SAI DATED JULY 31, 2019

1.	The second paragraph on the cover page of the SAI is deleted and replaced with the following:

The audited financial statements for the Funds and related reports of Deloitte & Touche, LLP, an independent registered public accounting firm, contained in the annual report to the Funds’ shareholders for the fiscal year ended March 31, 2019, are incorporated herein by reference in the section entitled “Financial Statements.” The unaudited financial statements for the Funds, contained in the semi-annual report to the Funds’ shareholders for the six-months ended September 30, 2019, are also incorporated herein by reference in the section entitled “Financial Statements.” No other parts of the annual or semi-annual reports are incorporated by reference herein. Copies of the annual and semi-annual reports may be obtained upon request and without charge by calling 800-595-9111 (toll-free).

2.	The eighth paragraph under the section entitled “INVESTMENT OBJECTIVES AND STRATEGIES” on page 4 of the SAI is deleted and replaced with the following:

U.S. Government Select Money Market Fund seeks to achieve its investment objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit for any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Fund will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

•	U.S. Treasury bills;

•	U.S. Treasury notes;

•	U.S. Treasury STRIPS;

•	securities issued by the Federal Home Loan Bank (FHLB);

•	securities issued by the Federal Farm Credit Bank (FFCB); and

•	securities issued by the Tennessee Valley Authority.

The Fund, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

3.	The section entitled “FINANCIAL STATEMENTS” on page 75 of the SAI is deleted in its entirety and replaced with the following:

FINANCIAL STATEMENTS

The audited financial statements of the Funds and related reports of Deloitte & Touche, LLP, an independent registered public accounting firm, contained in the annual report to the Funds’ shareholders for the fiscal year ended March 31, 2019 (the “Annual Report”), are hereby incorporated by reference herein. The unaudited financial statements of the Funds contained in the semi-annual report to the Funds’ shareholders for the six-months ended September 30, 2019 (the “Semi-Annual Report”) are also hereby incorporated by reference herein. No other parts of the Annual Report, including without limitation, “Management’s Discussion of Fund Performance,” or the Semi-Annual Report are incorporated by reference herein. Copies of the Funds’ Annual Report and Semi-Annual Report may be obtained upon request and without charge, from the Transfer Agent by writing to the Northern Funds Center, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 800-595-9111 (toll-free).

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northerntrust.com/funds	NFSAIMM (1/20)